Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at June 30, 2015 $	As at December 31, 2014 $
Revolving Credit Facilities due through 2018	412,000	508,593
Term Loans due through 2021	262,672	147,470

	674,672	656,063
Less current portion	(144,453)	(41,959)

Total	530,219	614,104